STATEMENT OF INVESTMENTS
January 31, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 96.9%
Brazil – 7.2%
Afya Ltd., Class A
(a)
7,552 115,394
Fleury SA 37,269 113,577
Raia Drogasil SA 44,644 219,425
WEG SA 40,239 303,836
752,232
China – 29.9%
Aier Eye Hospital Group Co. Ltd., Class A 23,135 112,509
By-health Co. Ltd., Class A 87,000 296,912
Contemporary Amperex Technology Co. Ltd., Class A 3,600 247,852
Flat Glass Group Co. Ltd., Class H 13,750 42,962
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,497 167,990
Jiangsu Hengrui Medicine Co. Ltd., Class A 30,400 189,906
LONGi Green Energy Technology Co. Ltd., Class A 26,980 192,259
Medlive Technology Co. Ltd.
(b)
26,625 36,740
NARI Technology Co. Ltd., Class A 62,040 242,304
Pharmaron Beijing Co. Ltd., Class H
(b)
37,490 274,440
Ping An Insurance Group Co. of China Ltd., Class H 25,375 196,433
Shenzhen Inovance Technology Co. Ltd., Class A 36,600 385,557
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,200 157,534
StarPower Semiconductor Ltd., Class A 1,600 74,767
Sungrow Power Supply Co. Ltd., Class A 8,600 165,459
Wuhan DR Laser Technology Corp. Ltd., Class A 6,700 140,585
Wuxi Lead Intelligent Equipment Co., Ltd., Class A 26,100 178,186
3,102,395
Denmark – 1.8%
Novozymes A/S, Class B 3,514 182,255
France – 2.1%
L'Oreal SA 536 220,293
Germany – 2.4%
Infineon Technologies AG 6,973 249,518
Hong Kong – 5.3%
AIA Group Ltd. 37,650 425,181
Vitasoy International Holdings Ltd. 58,320 123,763
548,944
India – 25.4%
Apollo Hospitals Enterprise Ltd. 2,006 104,205
Bandhan Bank Ltd.
(a)(b)
61,573 183,527
Dr. Lal PathLabs Ltd.
(b)
6,841 175,457
Godrej Consumer Products Ltd.
(a)
21,365 238,153
Havells India Ltd. 8,035 115,898
HDFC Bank Ltd. 14,636 286,454
HDFC Life Insurance Co. Ltd.
(b)
15,534 109,752

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 96.9% (continued)
India – 25.4% (continued)
Hindustan Unilever Ltd. 8,861 278,688
Housing Development Finance Corp. Ltd. 7,249 232,077
Info Edge India Ltd. 3,935 176,314
Marico Ltd. 47,323 287,708
PB Fintech Ltd.
(a)
11,699 61,195
Syngene International Ltd.
(b)
12,704 87,191
Tata Consultancy Services Ltd. 7,354 301,480
2,638,099
Indonesia – 2.9%
Bank Rakyat Indonesia ( Persero ) Tbk PT 1,000,634 305,731
Mexico – 1.4%
Bolsa Mexicana de Valores SAB de CV 67,481 146,533
Netherlands – 2.6%
ASML Holding NV 406 265,976
Philippines – 0.0%
ACEN Corp. 38,130 4,886
Russia – 0.0%
HeadHunter Group PLC, ADR
(c)
2,862 0
South Africa – 4.4%
Capitec Bank Holdings Ltd. 1,471 151,475
Clicks Group Ltd. 10,965 167,235
Discovery Ltd.
(a)
17,958 142,426
461,136
South Korea – 2.0%
Samsung SDI Co. Ltd. 368 204,644
Taiwan – 7.6%
Delta Electronics, Inc. 16,000 154,005
Taiwan Semiconductor Manufacturing Co. Ltd. 36,750 638,918
792,923
United States – 1.9%
Livent Corp.
(a)
7,549 195,670
Total Investments (cost $10,939,698) 96.9% 10,071,235
Cash and Receivables (Net) 3.1% 319,253
Net Assets 100.0% 10,390,488
ADR—American Depositary Receipt

See Notes to Statement of Investments
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $867,107 or 8.35% of net assets.
(c)
The fund held Level 3 securities at January 31, 2023. These securities were valued at $0 or 0.00% of net assets.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable Global Emerging
Markets ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31, 2023 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2023, accumulated net unrealized depreciation on investments was
$868,463, consisting of gross appreciation of $347,806 and gross depreciation of
$1,216,269.
At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,071,235 — 0 10,071,235
†
See Statement of Investments for additional detailed categorizations, if any.